Financial Instruments - Schedule of Financial and Non-Financial Assets and Liabilities (Details) - CAD ($)	Jun. 30, 2026	Dec. 31, 2025
Canadian Dollars [Member]
Schedule of Financial and Non-Financial Assets and Liabilities [Line Items]
Cash	$ 988,138	$ 2,284,909
Private investments	505,435	25,172,753
Prepaid investment
Public investments	335,280
Prepaid
Accounts payable and accrued liabilities	544,371	(1,003,289)
ETP holders payable
Net assets (liabilities)	2,373,224	26,454,373
British Pound [Member]
Schedule of Financial and Non-Financial Assets and Liabilities [Line Items]
Cash	679,144	51,536
Private investments
Prepaid investment
Public investments
Prepaid
Accounts payable and accrued liabilities
ETP holders payable
Net assets (liabilities)	679,144	51,536
Swiss Franc [Member]
Schedule of Financial and Non-Financial Assets and Liabilities [Line Items]
Cash	1,156,641	8,928,624
Private investments
Prepaid investment		528,255
Public investments
Prepaid	453,147
Accounts payable and accrued liabilities	(232,763)	(449,107)
ETP holders payable
Net assets (liabilities)	1,377,025	9,007,772
Swedish Krona [Member]
Schedule of Financial and Non-Financial Assets and Liabilities [Line Items]
Cash	16,911,084	12,978,875
Private investments
Prepaid investment
Public investments
Prepaid
Accounts payable and accrued liabilities
ETP holders payable	(47,807,101)	(285,235,369)
Net assets (liabilities)	(30,896,017)	(272,256,494)
European Euro [Member]
Schedule of Financial and Non-Financial Assets and Liabilities [Line Items]
Cash	6,644,235	4,570,541
Private investments
Prepaid investment
Public investments
Prepaid
Accounts payable and accrued liabilities		(20,219)
ETP holders payable	(3,407,542)	(9,211,650)
Net assets (liabilities)	3,236,693	(4,661,328)
Arab Emirates Dirham [Member]
Schedule of Financial and Non-Financial Assets and Liabilities [Line Items]
Cash	113,693	457,515
Private investments
Prepaid investment		34,278
Public investments
Prepaid	7,545
Accounts payable and accrued liabilities	(143,355)	(14,057)
ETP holders payable
Net assets (liabilities)	$ (22,117)	$ 477,736